OTHER NON-CURRENT ASSETS (Schedule Of Other Non-current Assets) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
OTHER NON-CURRENT ASSETS [Abstract]
Receivable related to the disposition of equity method investment in Nuomi			$ 18,460
Employee housing loan	[1]	$ 713	1,653
Rental deposit		1,178	1,187
Restricted cash, non-current		346	314
Suppliers deposit		76	77
Total		$ 2,313	$ 21,691

[1]	The balance represents the interest-bearing long-term loans to employees provided by the Company during the period from late 2011 to early 2013. Such program was suspended in 2013.